Property, Plant and Equipment	12 Months Ended
Dec. 25, 2010
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Note 4: Property, Plant and Equipment

(in millions)	2010	2009
Land	$49.0	$50.4
Buildings and improvements	212.3	205.5
Molds	568.9	576.5
Production equipment	283.9	286.2
Distribution equipment	47.9	49.0
Computer/telecom equipment	70.5	65.6
Furniture and fixtures	24.7	20.8
Capitalized software	58.0	54.0
Construction in progress	17.1	12.5
Total property, plant and equipment	1,332.3	1,320.5
Less accumulated depreciation	(1,074.3)	(1,065.9)
Property, plant and equipment, net	$258.0	$254.6
The Company currently has several open construction projects to expand its manufacturing, warehousing and distribution facilities in China, Indonesia and South Africa. The projects are expected to be completed in 2012. To date, the Company has spent $1.1 million on these projects and expects to spend an additional $16.2 million.